INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Expenses classified by nature and function (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Production costs
Analysis and storage			$ 18,651	$ 21,129
Commissions and royalties			767,326	771,883
Import and export expenses			29,128	82,036
Depreciation of property, plant and equipment			560,806	625,286
Depreciation of leased assets			125,226	177,095
Freight and haulage			248,785	451,648
Employee benefits and social securities			2,260,596	2,555,203
Maintenance			282,937	227,532
Energy and fuel			156,666	237,510
Supplies and materials			187,315	174,031
Mobility and travel			1,593	8,964
Professional fees and outsourced services			335,681	337,896
Office supplies			89,049	38,433
Insurance			68,033	51,019
Information technology expenses			849	282
Obsolescence			365,458	524,264
Taxes			16,609	16,513
Miscellaneous			267	10,033
Production costs			5,514,975	6,310,757
Selling, general and administrative expenses
Amortization of intangible assets			563,015	578,066
Analysis and storage			46,251	3,017
Commissions and royalties			287,445	245,341
Import and export expenses			434,113	577,023
Depreciation of property, plant and equipment			473,871	344,089
Depreciation of leased assets			160,979	125,371
Impairment of receivables			126,593	1,120,787
Freight and haulage			2,023,017	1,664,525
Employee benefits and social securities			7,010,150	6,273,892
Maintenance			259,182	275,117
Energy and fuel			23,848	73,047
Supplies and materials			58,212	137,727
Mobility and travel			369,382	974,167
Publicity and advertising			1,062,884	1,078,928
Contingencies			52,441	(8,134)
Share-based incentives			636,519	1,867,334
Professional fees and outsourced services			4,040,404	406,488
Professional fees related parties			113,888	32,672
Office supplies			150,121	192,830
Insurance			392,752	249,522
Information technology expenses			530,970	382,249
Taxes			2,431,415	2,495,732
Miscellaneous			64,507	92,529
Total selling, general and administrative expense	$ 11,219,716	$ 10,497,408	21,311,959	19,182,319
Production costs and selling, general and administrative expenses
Amortization of intangible assets			563,015	578,066
Analysis and storage			64,902	24,146
Commissions and royalties			1,054,771	1,017,224
Import and export expenses			463,241	659,059
Depreciation of property, plant and equipment			1,034,677	969,375
Depreciation of leased assets			286,205	302,466
Impairment of receivables			126,593	1,120,787
Freight and haulage			2,271,802	2,116,173
Employee benefits and social securities			9,270,746	8,829,095
Maintenance			542,119	502,649
Energy and fuel			180,514	310,557
Supplies and materials			245,527	311,758
Mobility and travel			370,975	983,131
Publicity and advertising			1,062,884	1,078,928
Contingencies			52,441	(8,134)
Share-based incentives			636,519	1,867,334
Professional fees and outsourced services			4,376,085	744,384
Professional fees related parties			113,888	32,672
Office supplies			239,170	231,263
Insurance			460,785	300,541
Information technology expenses			531,819	382,531
Obsolescence			365,458	524,264
Taxes			2,448,024	2,512,245
Miscellaneous			64,774	102,562
Total			$ 26,826,934	$ 25,493,076